Average Annual Total Returns - INVESCO Dividend Income Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate		Class R 1Year		Class R 5Years		Class R 10Years		Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Investor Class InceptionDate	Investor Class 1Year	Investor Class 5Years	Investor Class 10Years	Investor Class Return After Taxes on Distributions 1Year	Investor Class Return After Taxes on Distributions 5Years	Investor Class Return After Taxes on Distributions 10Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 10Years		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years	Dow Jones U.S. Select DividendTM Index (reflects no deduction for fees, expenses or taxes) 1Year	Dow Jones U.S. Select DividendTM Index (reflects no deduction for fees, expenses or taxes) 5Years	Dow Jones U.S. Select DividendTM Index (reflects no deduction for fees, expenses or taxes) 10Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Equity Income Funds Index 1Year	Lipper Equity Income Funds Index 5Years	Lipper Equity Income Funds Index 10Years
Total	Mar. 28, 2002	(4.95%)	5.62%	8.65%	Feb. 14, 2000	(1.14%)	6.03%	8.62%	Apr. 17, 2020	[1]	0.34%	[1]	6.56%	[1]	9.00%	[1]	Oct. 03, 2008	0.84%	7.10%	9.55%	Jun. 02, 1986	0.57%	6.82%	9.27%	0.01%	5.69%	8.16%	0.67%	5.24%	7.41%	Oct. 25, 2005	0.88%	7.15%	9.63%	Sep. 24, 2012	1.01%	7.23%	9.60%	[2]	18.40%	15.22%	13.88%	(4.56%)	9.25%	11.00%	2.80%	9.74%	10.50%	4.72%	10.47%	10.26%

[1]	Performance shown prior to the inception date is that of the Fund's Investor Class shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Investor Class shares' returns of the Fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the Fund's Investor Class shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Investor Class shares' returns of the Fund as they have different expenses.